Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 151,000	$ 256,158
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	16,130	118,521
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	132,913	135,247
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 1,957	$ 2,390